SUBSEQUENT EVENTS (Details) - Subsequent Event [Member]	Feb. 22, 2021 USD ($) $ / shares shares
Merger Agreements
Subsequent Event [Line Items]
Aggregate consideration | $	$ 1,050,000,000
Share price | $ / shares	$ 10.00
Aggregate shares | shares	105,000,000
Pipe Subscription Agreement
Subsequent Event [Line Items]
Aggregate consideration | $	$ 175,000,000
Share price | $ / shares	$ 14.00
Aggregate shares | shares	12,500,000